Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives
Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Other	3-5 years

Asset Type	Useful Life
Test equipment, research and development equipment	4-5 years
Computer hardware	2 years
Production fixtures	3 years
Leasehold improvements	5 years
Other	3-5 years

Schedule of computation of basic and diluted income (loss) per share

	Three Months Ended June 30,		Six Months Ended June 30,	January 10, 2019 (Inception) to June 30,
(Amounts in US$'s, except share data)	2020	2019	2020	2019
Numerator:
Net Loss	$(7,565,685)	$(4,287,757)	$(14,591,223)	$(5,058,434)
Numerator for basic earnings per share – loss available to common shareholders	$(7,565,685)	$(4,287,757)	$(14,591,223)	$(5,058,434)
Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	128,658,540	28,065,385	128,570,426	36,463,393
Dilutive effect of warrants and options	—	—	—	—
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	128,658,540	28,065,385	128,570,426	36,463,393
Basic loss per common share	$(0.06)	$(0.15)	$(0.11)	$(0.14)
Diluted loss per common share	$(0.06)	$(0.15)	$(0.11)	$(0.14)

(Amounts in US$'s, except share data)	January 10, 2019 (Inception) to December 31, 2019
Numerator:
Net loss	$(27,545,255)

Numerator for basic earnings per share - loss available to common shareholders	$(27,545,255)

Denominator:
Denominator for basic earnings per share - weighted average common shares outstanding	48,714,099
Dilutive effect of warrants and options	—
Denominator for diluted earnings per share - weighted average common shares outstanding and assumed conversions	48,714,099
Basic loss per common share	$(0.57)
Diluted loss per common share	$(0.57)